SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Research and Development [Abstract]
Amortization of Intangible Assets	$ 436,471	$ 436,465